UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08207

T. Rowe Price Tax-Efficient Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments

Tax-Efficient Equity Fund	May 31, 2018

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

Unaudited

Portfolio of Investments‡
(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 99.3%		
CONSUMER DISCRETIONARY 16.3%		
Auto Components 0.3%		
Aptiv	10,100	985
Borg-Warner	4,500	219
		1,204
Automobiles 0.4%		
Ferrari (1)	2,940	386
Tesla (1)(2)	3,000	854
		1,240
Diversified Consumer Services 0.5%		
Bright Horizons Family Solutions (2)	2,300	233
Grand Canyon Education (2)	1,900	211
Service Corporation International	34,900	1,281
Sotheby's (2)	3,000	164
		1,889
Hotels, Restaurants & Leisure 3.0%		
Aramark	9,500	369
Choice Hotels International	4,200	337
Domino's Pizza	3,900	981
Dunkin Brands (1)	9,800	627
Extended Stay America, Equity Units	10,300	217
Hilton Worldwide Holdings	13,737	1,109
Marriott, Class A	5,907	800
MGM Resorts International	14,000	440
Norwegian Cruise Line Holdings (2)	5,000	262
Papa John's International	3,000	154
Restaurant Brands International	14,597	861
Royal Caribbean Cruises	3,300	346
Starbucks	19,000	1,077
Wynn Resorts	4,000	784
Yum China Holdings	17,800	700

Yum! Brands	12,800	1,041
		10,105
Household Durables 0.5%		
Mohawk Industries (2)	3,400	694
Newell Brands (1)	5,000	118
NVR (2)	170	508
Toll Brothers	8,100	320
Whirlpool (1)	800	116
		1,756
Internet & Direct Marketing Retail 6.1%		
Amazon.com (2)	7,500	12,222
Booking Holdings (2)	2,350	4,956
Ctrip.com International, ADR (2)	11,400	514
Netflix (2)	7,900	2,778
Wayfair, Class A (1)(2)	2,510	232
		20,702
Media 0.2%		
Altice USA, Class A (1)(2)	6,000	118
Interpublic Group	9,200	208
Omnicom Group (1)	3,000	216
		542
Multiline Retail 0.8%		
Dollar General	20,600	1,802
Dollar Tree (2)	9,400	776
		2,578
Specialty Retail 3.7%		
AutoZone (2)	400	260
Burlington Stores (2)	6,700	980
CarMax (1)(2)	18,000	1,241
Five Below (1)(2)	4,600	325
Home Depot	17,100	3,190
Michaels (2)	7,100	130
O'Reilly Automotive (2)	4,700	1,266
Ross Stores	15,800	1,246

Tiffany	8,400	1,099
TJX	15,300	1,382
Tractor Supply	3,800	282
Ulta Beauty (2)	3,900	963
Williams-Sonoma (1)	3,300	183
		12,547
Textiles, Apparel & Luxury Goods 0.8%		
Lululemon Athletica (2)	4,000	420
Nike, Class B	17,900	1,285
PVH	2,500	400
Tapestry	15,000	656
		2,761
Total Consumer Discretionary		55,324
CONSUMER STAPLES 4.5%		
Beverages 1.9%		
Brown-Forman, Class B	9,812	555
Coca-Cola	30,000	1,290
Constellation Brands, Class A	5,000	1,115
Diageo, ADR (1)	10,200	1,495
Dr Pepper Snapple	6,700	799
Monster Beverage (2)	15,300	783
PepsiCo	6,300	632
		6,669
Food & Staples Retailing 0.1%		
Casey's General Stores (1)	1,000	97
PriceSmart	1,160	98
Sprouts Farmers Market (2)	2,500	54
		249
Food Products 1.2%		
Conagra Brands	6,700	248
Hershey Foods	12,400	1,117
Hormel Foods (1)	7,811	280
McCormick (1)	14,000	1,414
Pinnacle Foods	7,500	480

Tyson Foods, Class A	8,300	560
		4,099
Household Products 0.5%		
Church & Dwight (1)	12,200	572
Clorox (1)	4,700	568
Colgate-Palmolive	7,700	486
		1,626
Tobacco 0.8%		
Altria Group	11,200	624
Philip Morris International	26,200	2,084
		2,708
Total Consumer Staples		15,351
ENERGY 1.0%		
Energy Equipment & Services 0.1%		
Oceaneering International	6,400	153
Schlumberger	2,899	199
		352
Oil, Gas & Consumable Fuels 0.9%		
Cabot Oil & Gas	14,800	338
Centennial Resource Development, Class A (2)	15,481	273
Cimarex Energy	4,200	390
Concho Resources (1)(2)	4,300	590
Diamondback Energy	6,800	821
Jagged Peak Energy (1)(2)	22,200	268
RSP Permian (2)	4,300	188
Venture Global LNG, Series B, Acquistion Date: 3/8/18 Cost $15 (2)(3)(4)	5	25
Venture Global LNG, Series C, Acquition Date: 10/6/17 - 3/8/18 Cost $216 (2)(3)(4)	58	294
		3,187
Total Energy		3,539
FINANCIALS 8.2%		
Banks 1.1%		
BankUnited	7,000	295

Citizens Financial Group	8,700	355
Fifth Third Bancorp	10,500	321
First Republic Bank	14,000	1,394
Signature Bank (2)	2,200	281
SVB Financial Group (2)	2,700	843
Webster Financial	7,100	455
		3,944
Capital Markets 5.7%		
BlackRock	7,900	4,220
CBOE Global Markets	15,600	1,522
Charles Schwab	45,500	2,531
CME Group	8,310	1,354
E*TRADE Financial (2)	10,500	665
FactSet Research Systems (1)	1,000	201
Intercontinental Exchange	10,200	723
Invesco	1,000	27
Lazard, Class A	12,900	664
MarketAxess Holdings (1)	4,700	1,004
Moody's	9,600	1,638
MSCI	2,700	439
Nasdaq	3,800	349
Northern Trust	5,400	554
S&P Global	12,300	2,429
State Street	3,500	336
TD Ameritrade Holding	11,600	687
		19,343
Consumer Finance 0.1%		
Discover Financial	3,000	222
		222
Insurance 1.3%		
Assurant	3,700	346
Axis Capital Holdings	4,200	239
FNF Group	11,400	421
Marsh & McLennan	9,000	723
Progressive	27,900	1,732

Willis Towers Watson	7,200	1,088
		4,549
Total Financials		28,058
HEALTH CARE 13.0%		
Biotechnology 3.4%		
ACADIA Pharmaceuticals (1)(2)	4,000	72
Agios Pharmaceuticals (1)(2)	1,800	168
Alexion Pharmaceuticals (2)	8,300	964
Alkermes (1)(2)	6,500	307
Alnylam Pharmaceuticals (2)	8,400	836
Amgen	3,000	539
Biogen (2)	3,500	1,029
BioMarin Pharmaceutical (1)(2)	14,600	1,319
Bluebird Bio (1)(2)	1,500	269
Blueprint Medicines (2)	1,200	101
Celgene (1)(2)	9,000	708
Exelixis (2)	15,100	313
FibroGen (2)	2,200	119
Incyte (2)	14,700	1,004
Ironwood Pharmaceuticals (1)(2)	13,000	241
Neurocrine Biosciences (1)(2)	6,192	596
Regeneron Pharmaceuticals (2)	700	210
SAGE Therapeutics (1)(2)	1,277	195
Sarepta Therapeutics (1)(2)	1,900	178
Seattle Genetics (1)(2)	11,257	681
TESARO (1)(2)	1,800	82
Ultragenyx Pharmaceutical (1)(2)	1,000	73
Vertex Pharmaceuticals (2)	10,400	1,602
		11,606
Health Care Equipment & Supplies 3.3%		
Align Technology (2)	3,800	1,261
Becton Dickinson & Company	6,000	1,330
Cooper Companies	7,300	1,652
Hologic (2)	20,700	784
IDEXX Laboratories (2)	6,900	1,437

Intuitive Surgical (2)	7,050	3,241
STERIS	2,265	235
Teleflex	4,100	1,095
West Pharmaceutical Services	2,100	195
		11,230
Health Care Providers & Services 3.2%		
Acadia Healthcare (1)(2)	6,300	253
AmerisourceBergen	4,100	337
Anthem	4,600	1,019
Centene (2)	5,900	691
DaVita (2)	3,400	227
Henry Schein (1)(2)	5,900	408
Humana	2,700	786
McKesson	2,200	312
Molina Healthcare (1)(2)	4,800	408
UnitedHealth Group	20,700	4,999
Universal Health Services, Class B	4,100	471
WellCare Health Plans (2)	4,100	909
		10,820
Health Care Technology 0.7%		
Cerner (2)	11,900	710
Medidata Solutions (1)(2)	3,000	232
Veeva Systems, Class A (2)	17,700	1,369
		2,311
Life Sciences Tools & Services 1.2%		
Agilent Technologies	15,200	941
Bruker	4,600	139
Illumina (2)	5,600	1,526
IQVIA Holdings (2)	3,300	326
Mettler-Toledo International (2)	2,000	1,102
		4,034
Pharmaceuticals 1.2%		
Allergan	2,000	302
Bristol-Myers Squibb	9,300	489
Catalent (2)	6,000	236

Jazz Pharmaceuticals (2)	1,800	304
Nektar Therapeutics (2)	8,300	666
Zoetis	26,200	2,193
		4,190
Total Health Care		44,191
INDUSTRIALS & BUSINESS SERVICES 13.6%		
Aerospace & Defense 2.4%		
Boeing	8,200	2,888
BWX Technologies	4,000	267
Harris	6,500	978
Huntington Ingalls Industries	2,400	531
L3 Technologies	3,300	654
Northrop Grumman	2,700	884
Textron	5,700	379
TransDigm Group (1)	4,600	1,537
		8,118
Air Freight & Logistics 0.4%		
C.H. Robinson Worldwide (1)	2,500	217
Expeditors International of Washington	3,700	276
United Parcel Service, Class B	7,500	871
		1,364
Airlines 1.3%		
Alaska Air Group	25,800	1,569
American Airlines	28,300	1,232
Copa Holdings, Class A	2,700	299
Southwest Airlines	16,800	858
United Continental (2)	6,900	480
		4,438
Building Products 0.8%		
A.O. Smith	7,800	492
Allegion	13,000	994
Fortune Brands Home & Security	18,500	1,039
		2,525

Commercial Services & Supplies 1.6%		
ADT	22,800	172
Cintas	6,000	1,094
Copart (2)	12,600	691
KAR Auction Services	18,900	997
Ritchie Bros Auctioneers	7,400	252
Rollins	20,800	1,035
Waste Connections	16,975	1,305
		5,546
Construction & Engineering 0.1%		
Valmont Industries	2,200	321
		321
Electrical Equipment 0.6%		
AMETEK	3,487	255
Generac Holdings (2)	3,800	190
Hubbell	4,600	496
Rockwell Automation	3,200	561
Sensata Technologies Holding (1)(2)	10,300	526
		2,028
Industrial Conglomerates 0.2%		
Roper Technologies	2,300	634
		634
Machinery 1.8%		
Cummins	2,500	356
Deere	4,300	643
Donaldson (1)	10,400	491
Fortive	7,100	516
Graco	12,000	545
IDEX	2,925	406
Middleby (1)(2)	4,200	418
Nordson	2,500	314
PACCAR	4,500	280
Snap-on (1)	5,100	754
Toro	5,000	290

WABCO Holdings (2)	1,600	193
Wabtec (1)	6,800	663
Xylem	4,100	289
		6,158
Marine 0.0%		
Kirby (2)	1,500	136
		136
Professional Services 2.4%		
CoStar Group, Lockup Shares (2)	4,900	1,868
Equifax	9,800	1,117
IHS Markit (2)	20,204	996
ManpowerGroup	2,800	252
Nielsen Holdings	15,500	468
Robert Half International	11,200	713
TransUnion	23,200	1,591
Verisk Analytics (2)	12,000	1,275
		8,280
Road & Rail 1.7%		
Genesee & Wyoming, Class A (2)	6,300	492
JB Hunt Transport Services	3,100	397
Kansas City Southern	7,300	782
Landstar System	1,900	215
Old Dominion Freight Line	8,300	1,295
Schneider National, Class B (1)	9,619	284
Union Pacific	14,900	2,127
		5,592
Trading Companies & Distributors 0.3%		
Fastenal (1)	2,500	133
HD Supply Holdings (2)	17,800	725
Watsco (1)	1,200	221
		1,079
Total Industrials & Business Services		46,219

INFORMATION TECHNOLOGY 37.3%		
Communications Equipment 0.7%		
Motorola Solutions	4,000	430
Palo Alto Networks (2)	8,300	1,727
		2,157
Electronic Equipment, Instruments & Components 1.5%		
Amphenol, Class A	20,700	1,799
CDW	5,700	456
Cognex	6,600	302
Coherent (1)(2)	3,344	559
Corning	18,100	492
IPG Photonics (2)	2,500	603
Keysight Technologies (2)	12,000	705
Trimble (2)	5,500	182
		5,098
Internet Software & Services 8.8%		
2U (1)(2)	1,700	161
Alibaba Group Holding, ADR (1)(2)	15,957	3,160
Alphabet, Class A (2)	2,000	2,200
Alphabet, Class C (2)	7,913	8,586
Baidu, ADR (2)	2,200	534
Dropbox, Class A (2)	3,034	91
Dropbox, Class B, Acquisition Date: 5/1/12 - 1/30/14, Cost $190 (2) (3)	8,686	247
Dropbox, Class A, Acquisition Date: 11/7/14, Cost $156 (2)(3)	5,460	156
Facebook, Class A (2)	50,966	9,774
GoDaddy, Class A (2)	10,300	737
IAC/InterActiveCorp (2)	3,346	519
Match, Class A (1)(2)	9,900	407
MercadoLibre (1)	3,800	1,105
Shopify, Class A (1)(2)	5,800	859
VeriSign (2)	9,200	1,200
Zillow, Class A (1)(2)	5,000	291
		30,027

IT Services 10.6%		
Accenture, Class A	10,400	1,620
Black Knight (2)	12,995	658
Booz Allen Hamilton	19,100	861
Cognizant Technology Solutions, Class A	5,400	407
CoreLogic (2)	8,800	461
EPAM Systems (2)	2,200	271
Fidelity National Information Services	23,000	2,351
Fiserv (2)	34,500	2,505
FleetCor Technologies (2)	3,600	718
Gartner (1)(2)	9,800	1,301
Genpact	4,000	120
Global Payments	13,400	1,490
Leidos Holdings	7,200	432
Mastercard, Class A	44,900	8,536
Paychex	4,000	262
PayPal Holdings (2)	28,300	2,323
Sabre	22,800	559
Visa, Class A	67,000	8,758
WEX (2)	2,800	492
Worldpay, Class A (2)	25,600	2,034
		36,159
Semiconductors & Semiconductor Equipment 3.5%		
Analog Devices	5,700	554
Entegris	12,600	442
Integrated Device Technology (2)	5,300	176
KLA-Tencor	7,200	815
Marvell Technology Group	35,818	771
Maxim Integrated Products	28,400	1,666
Microchip Technology (1)	19,100	1,860
Monolithic Power Systems	2,600	343
NVIDIA	9,000	2,270
Skyworks Solutions	16,600	1,637
Xilinx	19,400	1,321
		11,855

Software 12.2%		
Activision Blizzard	13,900	986
Adobe Systems (2)	9,000	2,244
Ansys (2)	1,300	212
Atlassian, Class A (1)(2)	25,791	1,645
Autodesk (2)	10,900	1,407
Cadence Design Systems (2)	11,500	488
CDK Global	12,700	817
DocuSign (2)	808	40
Electronic Arts (2)	15,200	1,990
Ellie Mae (1)(2)	2,500	266
Fortinet (2)	5,400	330
Guidewire Software (1)(2)	6,400	594
Intuit	18,400	3,709
Microsoft	70,900	7,008
Pivotal Software, Class A (2)	12,714	229
Proofpoint (2)	2,900	339
RealPage (1)(2)	5,117	301
Red Hat (2)	17,800	2,891
Salesforce.com (2)	20,200	2,612
ServiceNow (2)	17,200	3,055
Splunk (2)	13,900	1,540
SS&C Technologies Holdings	30,100	1,532
Symantec	51,400	1,068
Synopsys (2)	10,400	916
Tableau Software, Class A (2)	6,542	647
Take-Two Interactive Software (2)	1,500	168
Tyler Technologies (2)	6,000	1,390
Ultimate Software Group (1)(2)	2,400	629
Workday (2)	14,629	1,916
Zendesk (2)	4,500	252
Zynga, Class A (2)	65,000	286
		41,507
Total Information Technology		126,803

MATERIALS 2.8%

Chemicals 1.3%

Air Products & Chemicals	2,200	355
Axalta Coating Systems (2)	9,200	286
Celanese, Series A	2,900	328
CF Industries	4,000	165
PolyOne	2,500	105
PPG Industries	8,800	888
Praxair	2,600	406
RPM	8,100	401
Sherwin-Williams	3,600	1,365
Valvoline	13,936	285
		4,584

Construction Materials 0.9%

Eagle Materials	2,600	282
Vulcan Materials	21,000	2,682
		2,964

Containers & Packaging 0.5%

Ball	36,800	1,360
Sealed Air (1)	12,200	531
		1,891

Metals & Mining 0.1%

Wheaton Precious Metals	11,000	241
		241
Total Materials		9,680

REAL ESTATE 2.1%

Equity Real Estate Investment 1.9%

American Campus Communities, REIT	5,376	215
Crown Castle International, REIT	14,200	1,479
CubeSmart, REIT (1)	6,500	198
Equinix, REIT	2,300	913
Federal Realty Investment Trust, REIT	1,000	119
Iron Mountain, REIT	5,500	183

MGM Growth Properties, Class A, REIT (1)	8,900	264
SBA Communications, REIT (2)	19,000	3,003
SL Green Realty, REIT	1,600	156
VEREIT, REIT	4,000	29
		6,559
Real Estate Management & Development 0.2%		
Jones Lang LaSalle	3,800	622
WeWork, Class A, Acquisition Date: 12/9/14 - 6/23/15, Cost $34 (2) (3)(4)	1,994	92
		714
Total Real Estate		7,273
TELECOMMUNICATION SERVICES 0.2%		
Diversified Telecommunication Services 0.1%		
Zayo Group Holdings (2)	6,800	237
		237
Wireless Telecommunication Services 0.1%		
T-Mobile US (2)	6,600	367
		367
Total Telecommunication Services		604
UTILITIES 0.3%		
Gas Utilities 0.1%		
Atmos Energy	5,100	455
		455
Multi-Utilities 0.1%		
NiSource	8,500	215
		215
Water Utilities 0.1%		
American Water Works	4,056	337
		337
Total Utilities		1,007
Total Common Stocks (Cost $182,902)		338,049

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended May 31, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended May 31, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at May 31, 2018, totaled $150,000 for the period ended May 31, 2018.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At May 31, 2018, the value of loaned securities was $26,293,000 the value of cash collateral and related investments was $27,229,000.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) During the last fiscal quarter, the Price Funds’ accounting agent, The Bank of New York Mellon (BNYM), converted the fund’s books and records from a legacy fund accounting system / operating model to a BNYM fund accounting system / operating model.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 24, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 24, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date July 24, 2018